Employee benefits plans - Disclosure of contributions by the company (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
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Employer Contributions [Line Items]
Employer contributions	R$ 5,745	R$ 5,111